CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Net (loss) income	$ (4.4)	$ 129.2
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depletion and depreciation	116.7	119.8
Share-based payments	2.5	2.6
Impairment of royalty, stream and working interests	271.7
Unrealized foreign exchange loss (gain)	0.4	(0.1)
Deferred income tax (recovery) expense	(57.9)	5.3
Other non-cash items	(5.6)	(1.9)
Acquisition of gold bullion	(17.6)	(15.6)
Proceeds from sale of gold bullion	28.1	17.9
Operating cash flows before changes in non-cash working capital	333.9	257.2
Changes in non-cash working capital:
Decrease in receivables	19.4	4.7
Decrease (increase) in prepaid expenses and other	2.3	(5.4)
(Decrease) increase in current liabilities	(10.2)	6.2
Net cash provided by operating activities	345.4	262.7
Cash flows from investing activities
Acquisition of royalty, stream and working interests	(38.3)	(95.6)
Acquisition of energy well equipment	(0.2)	(0.5)
Issuance of loan receivable	(15.0)
Proceeds from sale of investments		6.3
Net cash used in investing activities	(53.5)	(89.8)
Cash flows from financing activities
Repayment of revolving credit facilities		(210.0)
Proceeds from draw of credit facilities		275.0
Proceeds from draw of term loan		160.0
Repayment of term loan	(80.0)
Proceeds from at-the-market equity offering	107.3
Credit facility amendment costs		(0.8)
Payment of dividends	(76.0)	(70.0)
Proceeds from exercise of stock options	6.0	2.5
Net cash (used in) provided by financing activities	(42.7)	156.7
Effect of exchange rate changes on cash and cash equivalents	(2.8)	(0.4)
Net change in cash and cash equivalents	246.4	329.2
Cash and cash equivalents at beginning of period	132.1	69.7
Cash and cash equivalents at end of period	378.5	398.9
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	1.3	4.4
Income taxes paid	$ 33.5	$ 25.1